Intangible Assets - Schedule of Intangible Assets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	562	456
Accumulated Amortization	252	305
Development in Progress	3	116
Total	313	267
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	557	451
Accumulated Amortization	249	301
Development in Progress	3	116
Total	311	266
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	3	4
Development in Progress
Total	2	1